Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accrued expenses and other payables	¥ 49,146,103	$ 6,922,083	¥ 55,904,510
Common shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	64,514,368	64,514,368	63,829,698
Common shares, outstanding	62,893,960	62,893,960	62,753,840
Treasury shares, common shares	585,358	585,358	585,358
Consolidated VIE | Nonrecourse
Accrued expenses and other payables | ¥	¥ 60,587		¥ 134,604